NOTE 6 - EQUITY	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
NOTE 6 - EQUITY

NOTE 4 – CAPITAL STOCK

The Company has 2,000,000,000 shares of $.001 par value common stock authorized and 10,000,000 shares of $.001 par value preferred stock authorized.

The Company has 754,280,000 and 754,280,000 shares of common stock issued and outstanding as of June 30, 2021 and March 31, 2021, respectively. There are no shares of preferred stock issued and outstanding as of June 30, 2021 and March 31, 2021.

ALTEROLA BIOTECH, INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2021

A B T I Pharma [Member]
NOTE 6 - EQUITY

NOTE 6 - EQUITY

The Company has ordinary shares with a par value of GBP 1.00 per share.

During the year ended March 31, 2021, 100 ordinary shares were issued for GBP 100 ($133) in cash.

As of March 31, 2021 and 2020, there were 100 and 2 ordinary shares issued and outstanding, respectively.